United States
Securities and Exchange Commission
Washington, DC  20549
Form 13F

Report for the calendar year or quarter ended June 30, 1999

Check here if amendment {    };  Amendment Number:
This Amendment (Check only one.):  {   } is a restatement.
                                   {   } adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:     EASTOVER CAPITAL MANAGEMENT, INC.
Address:  212 SOUTH TRYON STREET
SUITE 1750
CHARLOTTE, NC  28281

13F File Number:

The institutional Investment Manager filing this report and the Person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:   JAYNE P. HOLLAND
Title:  VICE PRESIDENT
Phone:  (704) 336-6818

Signature, Place, and Date of signing:


Jayne P. Holland  Charlotte, NC  28281  August 20, 1999


Report Type  (Check only one)

{X}     13F HOLDINGS REPORT.

{  }    13F NOTICE.

{  }    13F COMBINATION REPORT.

List of other managers reporting for this manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of other included managers:                      0

Form 13F information table entry total:                48

Form 13F information table value total:                160,461


List of other included managers:

  No.     13F File Number     Name


                       FORM 13F INFORMATION TABLE
Name of Issuer        Title    CUSIP     value     Shares/  Sh/Invstmt  Other      Voting Authority
                     Of Class           (x$1000)  Prn Amt  Prn  Dscretn Managers   Sole    Shared    None

3 Com Corp               Com  885535104  5040      175320   sh   sole               175320
Amazon.Com Inc           Com  023135106  2549       31885   sh   sole                31885
American Home Products   Com  026609107  5300      127710   sh   Sole               127710
America On Line          Com  02364J104  5491       52765   sh   Sole                52765
American Int'l Group     Com  026874107  3394       39042   sh   Sole                39042
American Tel & Tel       Com  001957109  2793       64202   sh   Sole                64202
BP Amoco Corp            Com  055622104  3656       32992   sh   Sole                32992
Bank America Corp        Com  060505104  2561       45985   sh   Sole                45985
Bristol Myers Squibb     Com  110122108  5982       88619   sh   Sole                88619
Caterpillar Inc          Com  149123101  2122       38715   sh   Sole                38715
Chevron Corp             Com  166751107   520        5863   sh   Sole                 5863
Cisco Systems            Com  17275R102 12617      184026   sh   Sole               184026
Citigroup                Com  172967101  3326       75583   sh   Sole                75583
Coca Cola Co             Com  191216100  1763       36545   sh   Sole                36545
Compaq Computer Corp     Com  204493100  1807       79009   sh   Sole                79009
Dana Corp                Com  235811106   302        8136   sh   Sole                 8136
Duke Energy Corp         Com  264399106  2699       48965   sh   Sole                48965
E.I. DuPont              Com  263534109   641       10600   sh   Sole                10600
EMC Corp                 Com  268648102  4996       70000   sh   Sole                70000
Exxon Corp               Com  302290101  3645       47956   sh   Sole                47956
First Charter Corp       Com  319439105   375       21448   sh   Sole                21448
General Electric         Com  369604103 11859      100023   sh   Sole               100023
Gillette Cos             Com  375766102  1416       41725   sh   Sole                41725
Haliburton               Com  406216101  1916       46735   sh   Sole                46735
Hershey Foods            Com  427866108  1334       27400   sh   Sole                27400
Ingersol Rand            Com  456866102  1931       35150   sh   Sole                35150
IBM                      Com  459200101  7847       64853   sh   Sole                64853
Int'l Paper              Com  460146103  2181       45380   sh   Sole                45380
Intel Corp               Com  458140100  3854       51860   sh   Sole                51860
Johnson & Johnson        Com  478160104   470        5116   sh   Sole                 5116
LSI Logic                Com  502161102  2952       56775   sh   Sole                56775
Lance Inc                Com  514606102   243       18621   sh   Sole                18621
Lucent Technologies      Com  549463107  4836       74547   sh   Sole                74547
McDonalds Corp           Com  580135101  4357      100740   sh   Sole               100740
Merck & Co               Com  589331107   664       10243   Sh   Sole                10243
Microsoft Corp           Com  594918104  4632       51150   sh   Sole                51150
Mobil Corp               Com  607059102  2846       28246   sh   Sole                28246
Pepsico Inc              Com  713448108  1989       65210   sh   Sole                65210
Pfizer Inc.              Com  717081103  3681      102607   sh   Sole               102607
Procter & Gamble         Com  742718109  3713       39600   sh   Sole                39600
Schlumberger Ltd         Com  806857108  3156       50655   sh   Sole                50655
Solectron Corp           Com  834182107  6446       89755   sh   Sole                89755
Sun Microsystems         Com  866810104 11382      122390   sh   Sole               122390
Tricon Global Rest       Com  895953107   275        6615   sh   Sole                 6715
Wachovia Corp            Com  929771103   375        4768   sh   Sole                 4768
Warner Lambert Co        Com  934488107   231        3485   sh   Sole                 3485
Weyersauser Corp         Com  962166104  2036       35325   sh   Sole                35325
Yahoo Inc                Com  984332106  2260       12590   sh   Sole                12590